ACCRUED EXPENSES AND OTHER PAYABLES	5 Months Ended	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2015
Shuhai [Member]
ACCRUED EXPENSES AND OTHER PAYABLES

NOTE 6 – ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consisted of the following at June 30, 2015:

Deposit from customers	$16,357
Salary payable	13,414
Others	756
Total	$30,527

Datasea [Member]
ACCRUED EXPENSES AND OTHER PAYABLES

NOTE 6 – ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consisted of the following at December 31, 2015:

Deposit from customers	$7,703
Salary payable	38,794
Others	1,694
Total	$48,191